UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

VistaShares Target 15 Berkshire Select Income ETF Tailored Shareholder Report

semi-annual shareholder report August 31, 2025 VistaShares Target 15 Berkshire Select Income ETF Ticker: OMAH (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the VistaShares Target 15 Berkshire Select Income ETF (the "Fund") for the period March 4, 2025 (the Fund's "Inception") to August 31, 2025. You can find additional information about the Fund at www.vistashares.com . You can also request this information by contacting us at (844) 875-2288 or by writing to the VistaShares Target 15 Berkshire Select Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
VistaShares Target 15 Berkshire Select Income ETF	$49	0.96%
*	Costs paid as a percentage of investment are annualized.

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$479,107
Number of Holdings	111
Total Advisory Fee	$1,013,214
Portfolio Turnover Rate	51%

Sector Type - Investments
(% of total net assets)

Financials
45.5%
Consumer Staples
17.1%
Energy
9.1%
Technology
9.1%
Communications
9.0%
Health Care
6.6%
Consumer Discretionary
4.0%
Cash & Other
-0.4%

What did the Fund invest in?

(as of August 31, 2025)

Top Ten Holdings	(% of total net assets)
Berkshire Hathaway, Inc.	10.3
Apple, Inc.	9.1
American Express Co.	7.9
Bank of America Corp.	4.9
Occidental Petroleum Corp.	4.6
VeriSign, Inc.	4.6
Chevron Corp.	4.5
Coca-Cola Co.	4.5
Visa, Inc.	4.5
Kraft Heinz Co.	4.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.vistashares.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

VistaShares Target 15 USA Quality Income ETF Tailored Shareholder Report

semi-annual Shareholder Report August 31, 2025 VistaShares Target 15 USA Quality Income ETF Ticker: QUSA (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the VistaShares Target 15 USA Quality Income ETF (the "Fund") for the period May 5, 2025 (the Fund's "Inception") to August 31, 2025. You can find additional information about the Fund at www.vistashares.com . You can also request this information by contacting us at (844) 875-2288 or by writing to the VistaShares Target 15 USA Quality Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
VistaShares Target 15 USA Quality Income ETF	$32	0.96%
*	Costs paid as a percentage of investment are annualized.

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$17,372
Number of Holdings	126
Total Advisory Fee	$32,336
Portfolio Turnover Rate	106%

Sector Type - Investments
(% of total net assets)

Industrials 33.7%
Financials 30.1%
Technology 11.5%
Consumer Staples 9.9%
Health Care 6.2%
Consumer Discretionary 3.6%
Materials 2.7%
Communications 1.1%
Real Estate 0.8%
Cash & Other 0.4%

What did the Fund invest in?

(as of August 31, 2025)

Top Ten Holdings	(% of total net assets)
Oracle Corp.	6.2
General Dynamics Corp.	5.3
Fastenal Co.	5.2
Illinois Tool Works, Inc.	4.8
Mastercard, Inc.	4.7
Visa, Inc.	4.4
CME Group, Inc.	4.3
Cintas Corp.	4.3
Automatic Data Processing, Inc.	4.3
Procter & Gamble Co.	4.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.vistashares.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

 1

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

 2

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

August 31, 2025 (Unaudited)

Tidal Trust III

VistaShares Target 15 Berkshire Select Income ETF	| OMAH	| NYSE Arca, Inc.
VistaShares Target 15 USA Quality Income ETF	| QUSA	| NYSE Arca, Inc.

VistaShares ETFs

VistaShares Target 15 Berkshire Select Income ETF

Schedule of Investments

August 31, 2025 (Unaudited)

COMMON STOCKS - 100.5%	Shares	Value
Banking - 4.9%
Bank of America Corp.	461,248	$23,403,723

Consumer Discretionary Services - 0.0%(a)
Domino’s Pizza, Inc.	252	115,491

Consumer Staple Products - 12.8%
Coca-Cola Co.	313,097	21,600,562
Constellation Brands, Inc. - Class A	111,951	18,129,345
Kraft Heinz Co.	768,198	21,486,498
		61,216,405

Financial Services - 23.5%
American Express Co.	114,458	37,917,646
Capital One Financial Corp.	57,022	12,956,539
Mastercard, Inc. - Class A	31,153	18,545,069
Moody’s Corp.	41,901	21,359,454
Visa, Inc. - Class A	61,152	21,512,051
		112,290,759

Health Care - 6.6%
DaVita, Inc.(b)	154,617	21,300,038
UnitedHealth Group, Inc.	33,828	10,482,282
		31,782,320

Insurance - 17.2%
Aon PLC - Class A	32,104	11,782,168
Berkshire Hathaway, Inc. - Class B(b)	98,046	49,315,177
Chubb Ltd.	77,767	21,391,369
		82,488,714

Media - 9.0%
Sirius XM Holdings, Inc.	893,532	21,123,096
VeriSign, Inc.	80,018	21,874,521
		42,997,617

Oil & Gas - 9.1%
Chevron Corp.	135,409	21,746,685
Occidental Petroleum Corp.	461,832	21,987,822
		43,734,507

Retail & Wholesale - Discretionary - 4.0%
Amazon.com, Inc.(b)	83,977	$19,230,733

The accompanying notes are an integral part of these financial statements.

Retail & Wholesale - Staples - 4.3%
Kroger Co.	304,550	20,660,672

Tech Hardware & Semiconductors - 9.1%
Apple, Inc.	188,120	43,670,177

TOTAL COMMON STOCKS (Cost $459,958,925)		481,591,118

PURCHASED OPTIONS - 0.1%(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 0.1%
Amazon.com, Inc., Expiration: 9/19/2025; Exercise Price: $255.00	13,854,500	605	9,075
Amazon.com, Inc., Expiration: 9/19/2025; Exercise Price: $247.50	435,100	19	769
Amazon.com, Inc., Expiration: 9/19/2025; Exercise Price: $245.00	45,800	2	119
Amazon.com, Inc., Expiration: 9/19/2025; Exercise Price: $242.50	4,877,700	213	18,957
American Express Co., Expiration: 9/19/2025; Exercise Price: $345.00	364,408	11	2,910
American Express Co., Expiration: 9/19/2025; Exercise Price: $340.00	37,003,976	1,117	499,858
Apple, Inc., Expiration: 9/19/2025; Exercise Price: $255.00	27,694,302	1,193	27,439
Apple, Inc., Expiration: 9/19/2025; Exercise Price: $250.00	858,918	37	1,794
Apple, Inc., Expiration: 9/19/2025; Exercise Price: $247.50	13,951,614	601	43,272
Apple, Inc., Expiration: 9/19/2025; Exercise Price: $245.00	626,778	27	2,848
Apple, Inc., Expiration: 9/19/2025; Exercise Price: $242.50	533,922	23	3,576
Capital One Financial Corp., Expiration: 9/12/2025; Exercise Price: $240.00	8,679,804	382	23,875
Capital One Financial Corp., Expiration: 9/12/2025; Exercise Price: $235.00	2,499,420	110	15,675
Capital One Financial Corp., Expiration: 9/19/2025; Exercise Price: $237.50	113,610	5	1,013
Constellation Brands, Inc., Expiration: 9/19/2025; Exercise Price: $185.00	9,489,684	586	26,370
Constellation Brands, Inc., Expiration: 9/19/2025; Exercise Price: $180.00	32,388	2	105
Constellation Brands, Inc., Expiration: 9/19/2025; Exercise Price: $177.50	5,052,528	312	23,400
Occidental Petroleum Corp., Expiration: 9/19/2025; Exercise Price: $52.00	190,440	40	500
Sirius XM Holdings, Inc., Expiration: 9/19/2025; Exercise Price: $26.00	59,100	25	288
UnitedHealth Group, Inc., Expiration: 9/19/2025; Exercise Price: $330.00	10,473,606	338	95,485
VeriSign, Inc., Expiration: 9/19/2025; Exercise Price: $290.00	1,230,165	45	3,263
Visa, Inc., Expiration: 9/19/2025; Exercise Price: $365.00	105,534	3	499
			801,090

TOTAL PURCHASED OPTIONS (Cost $650,177)			801,090

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 0.1%

Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 4.23%(f)	291,143	$291,143

TOTAL SHORT-TERM INVESTMENTS (Cost $291,143)		291,143

TOTAL INVESTMENTS - 100.7% (Cost $460,900,245)		$482,683,351
Liabilities in Excess of Other Assets - (0.7)%		(3,576,724)
TOTAL NET ASSETS - 100.0%		$479,106,627

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Does not round to 0.1% or (0.1)%, as applicable.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of these financial statements.

VistaShares Target 15 Berkshire Select Income ETF

Schedule of Securities Sold Short

August 31, 2025 (Unaudited)

COMMON STOCKS - 0.0%(a)	Shares	Value
Consumer Discretionary Services - 0.0%
Domino’s Pizza, Inc.	(252)	$(115,492)

TOTAL COMMON STOCKS (Proceeds ($116,124))		(115,492)

TOTAL SECURITIES SOLD SHORT - 0.0%(a) (Proceeds $116,124)		$(115,492)

Percentages are stated as a percent of net assets.

(a)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

VistaShares Target 15 Berkshire Select Income ETF

Schedule of Written Options Contracts

August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (1.7)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.7)%
Amazon.com, Inc., Expiration: 9/19/2025; Exercise Price: $235.00	$(13,579,700)	(593)	$(158,924)
Amazon.com, Inc., Expiration: 9/19/2025; Exercise Price: $232.50	(435,100)	(19)	(6,888)
Amazon.com, Inc., Expiration: 9/19/2025; Exercise Price: $230.00	(5,038,000)	(220)	(106,150)
Amazon.com, Inc., Expiration: 9/19/2025; Exercise Price: $227.50	(160,300)	(7)	(4,375)
American Express Co., Expiration: 9/19/2025; Exercise Price: $350.00	(530,048)	(16)	(2,616)
American Express Co., Expiration: 9/19/2025; Exercise Price: $325.00	(37,368,384)	(1,128)	(1,314,120)
Aon PLC, Expiration: 9/19/2025; Exercise Price: $380.00	(11,780,700)	(321)	(56,978)
Apple, Inc., Expiration: 9/19/2025; Exercise Price: $240.00	(13,951,614)	(601)	(130,417)
Apple, Inc., Expiration: 9/19/2025; Exercise Price: $235.00	(27,438,948)	(1,182)	(481,665)
Apple, Inc., Expiration: 9/19/2025; Exercise Price: $232.50	(626,778)	(27)	(14,580)
Apple, Inc., Expiration: 9/19/2025; Exercise Price: $230.00	(1,648,194)	(71)	(48,635)
Bank of America Corp., Expiration: 9/19/2025; Exercise Price: $51.00	(487,104)	(96)	(8,064)
Bank of America Corp., Expiration: 9/19/2025; Exercise Price: $49.50	(263,848)	(52)	(8,892)
Bank of America Corp., Expiration: 9/19/2025; Exercise Price: $49.00	(167,442)	(33)	(6,880)
Bank of America Corp., Expiration: 9/19/2025; Exercise Price: $48.50	(405,920)	(80)	(20,080)
Bank of America Corp., Expiration: 9/19/2025; Exercise Price: $48.00	(22,076,974)	(4,351)	(1,272,667)
Berkshire Hathaway Inc. - Class B, Expiration: 9/5/2025; Exercise Price: $512.50	(452,682)	(9)	(558)
Berkshire Hathaway Inc. - Class B, Expiration: 9/5/2025; Exercise Price: $507.50	(704,172)	(14)	(2,310)
Berkshire Hathaway Inc. - Class B, Expiration: 9/5/2025; Exercise Price: $500.00	(47,783,100)	(950)	(508,250)
Berkshire Hathaway Inc. - Class B, Expiration: 9/19/2025; Exercise Price: $512.50	(352,086)	(7)	(2,257)
Capital One Financial Corp., Expiration: 9/12/2025; Exercise Price: $225.00	(11,201,946)	(493)	(285,940)
Capital One Financial Corp., Expiration: 9/19/2025; Exercise Price: $235.00	(1,635,984)	(72)	(19,440)
Capital One Financial Corp., Expiration: 9/19/2025; Exercise Price: $227.50	(113,610)	(5)	(2,925)
Chevron Corp., Expiration: 9/19/2025; Exercise Price: $165.00	(19,512,900)	(1,215)	(150,053)
Chevron Corp., Expiration: 9/19/2025; Exercise Price: $160.00	(1,461,460)	(91)	(31,167)
Chevron Corp., Expiration: 9/19/2025; Exercise Price: $157.50	(273,020)	(17)	(8,542)
Chevron Corp., Expiration: 9/19/2025; Exercise Price: $155.00	(497,860)	(31)	(21,390)
Chubb Ltd., Expiration: 9/19/2025; Exercise Price: $280.00	(20,520,222)	(746)	(149,200)
Chubb Ltd., Expiration: 9/19/2025; Exercise Price: $275.00	(852,717)	(31)	(12,400)
Coca-Cola Co., Expiration: 9/12/2025; Exercise Price: $71.00	(18,206,461)	(2,639)	(55,419)
Coca-Cola Co., Expiration: 9/12/2025; Exercise Price: $70.00	(2,697,509)	(391)	(17,595)
Coca-Cola Co., Expiration: 9/19/2025; Exercise Price: $70.00	(689,900)	(100)	(5,550)

The accompanying notes are an integral part of these financial statements.

Constellation Brands, Inc., Expiration: 9/19/2025; Exercise Price: $175.00	(12,323,634)	(761)	(70,392)
Constellation Brands, Inc., Expiration: 9/19/2025; Exercise Price: $172.50	(307,686)	(19)	(2,565)
Constellation Brands, Inc., Expiration: 9/19/2025; Exercise Price: $170.00	(32,388)	(2)	(380)
Constellation Brands, Inc., Expiration: 9/19/2025; Exercise Price: $167.50	(5,457,378)	(337)	(89,305)
DaVita, Inc., Expiration: 9/19/2025; Exercise Price: $140.00	(21,132,384)	(1,534)	(371,995)
DaVita, Inc., Expiration: 9/19/2025; Exercise Price: $135.00	(165,312)	(12)	(6,240)
Kraft Heinz Co., Expiration: 9/12/2025; Exercise Price: $28.00	(1,269,838)	(454)	(27,240)
Kraft Heinz Co., Expiration: 9/19/2025; Exercise Price: $30.00	(19,749,617)	(7,061)	(98,854)
Kraft Heinz Co., Expiration: 9/19/2025; Exercise Price: $28.00	(220,963)	(79)	(5,767)
Kraft Heinz Co., Expiration: 9/19/2025; Exercise Price: $27.50	(243,339)	(87)	(8,874)
Kroger Co., Expiration: 9/12/2025; Exercise Price: $74.00	(17,278,848)	(2,547)	(89,145)
Kroger Co., Expiration: 9/12/2025; Exercise Price: $73.00	(3,290,240)	(485)	(23,038)
Kroger Co., Expiration: 9/19/2025; Exercise Price: $72.50	(88,192)	(13)	(884)
Mastercard, Inc., Expiration: 9/19/2025; Exercise Price: $1,190.00	(892,935)	(15)	(16,613)
Mastercard, Inc., Expiration: 9/19/2025; Exercise Price: $600.00	(2,916,921)	(49)	(38,588)
Mastercard, Inc., Expiration: 9/19/2025; Exercise Price: $590.00	(4,107,501)	(69)	(89,010)
Mastercard, Inc., Expiration: 9/19/2025; Exercise Price: $585.00	(1,547,754)	(26)	(45,370)
Mastercard, Inc., Expiration: 9/19/2025; Exercise Price: $580.00	(9,048,408)	(152)	(330,220)
Moody’s Corp., Expiration: 9/19/2025; Exercise Price: $530.00	(20,033,568)	(393)	(89,407)
Moody’s Corp., Expiration: 9/19/2025; Exercise Price: $520.00	(1,325,376)	(26)	(13,520)
Occidental Petroleum Corp., Expiration: 9/19/2025; Exercise Price: $47.50	(21,181,689)	(4,449)	(545,003)
Occidental Petroleum Corp., Expiration: 9/19/2025; Exercise Price: $47.00	(318,987)	(67)	(10,084)
Occidental Petroleum Corp., Expiration: 9/19/2025; Exercise Price: $46.00	(71,415)	(15)	(3,255)
Occidental Petroleum Corp., Expiration: 9/19/2025; Exercise Price: $45.50	(414,207)	(87)	(22,185)
Sirius XM Holdings, Inc., Expiration: 9/19/2025; Exercise Price: $25.00	(20,224,020)	(8,555)	(230,985)
Sirius XM Holdings, Inc., Expiration: 9/19/2025; Exercise Price: $24.50	(626,460)	(265)	(11,130)
Sirius XM Holdings, Inc., Expiration: 9/19/2025; Exercise Price: $23.50	(271,860)	(115)	(9,832)
UnitedHealth Group, Inc., Expiration: 9/19/2025; Exercise Price: $317.50	(10,473,606)	(338)	(196,885)
VeriSign, Inc., Expiration: 9/19/2025; Exercise Price: $280.00	(18,479,812)	(676)	(202,800)
VeriSign, Inc., Expiration: 9/19/2025; Exercise Price: $270.00	(3,389,788)	(124)	(97,960)
Visa, Inc., Expiration: 9/19/2025; Exercise Price: $705.00	(2,216,214)	(63)	(38,745)
Visa, Inc., Expiration: 9/19/2025; Exercise Price: $350.00	(18,749,874)	(533)	(402,415)
Visa, Inc., Expiration: 9/19/2025; Exercise Price: $347.50	(527,670)	(15)	(13,800)
			(8,117,413)
TOTAL WRITTEN OPTIONS (Premiums received $6,886,698)			(8,117,413)

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

VistaShares Target 15 USA Quality Income ETF

Schedule of Investments

August 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Banking - 2.0%
First Financial Bankshares, Inc.	2,159	$80,250
Prosperity Bancshares, Inc.	1,448	100,100
ServisFirst Bancshares, Inc.	777	68,493
TFS Financial Corp.	814	11,445
United Bankshares, Inc.	2,175	83,389
		343,677

Consumer Discretionary Services - 0.5%
Grand Canyon Education, Inc.(a)	458	92,319

Consumer Staple Products - 4.3%
Procter & Gamble Co.	4,762	747,825

Financial Services - 23.8%
CME Group, Inc. - Class A	2,811	749,160
Corpay, Inc.(a)	1,078	351,072
FactSet Research Systems, Inc.	611	228,099
Federated Hermes, Inc. - Class B	1,215	64,516
Jackson Financial, Inc.	1,187	193,790
MarketAxess Holdings, Inc.	584	107,363
Mastercard, Inc. - Class A	1,359	808,999
PJT Partners, Inc. - Class A	359	64,261
State Street Corp.	4,522	519,894
Tradeweb Markets, Inc. - Class A	1,920	236,851
Visa, Inc. - Class A	2,163	760,900
Western Union Co.	5,347	46,358
		4,131,263

Health Care - 6.2%
Immunovant, Inc.(a)	1,104	16,218
Medpace Holdings, Inc.(a)	369	175,463
Tempus AI, Inc. - Class A(a)	1,235	93,687
Viking Therapeutics, Inc.(a)	1,805	48,825
Zoetis, Inc. - Class A	4,742	741,649
		1,075,842

Industrial Products - 15.4%
AMETEK, Inc.	3,712	685,978
Badger Meter, Inc.	467	85,424
Donaldson Co., Inc.	1,899	151,293
General Dynamics Corp.	2,835	920,156
Illinois Tool Works, Inc.	3,177	840,793
		2,683,644

Industrial Services - 18.2%
Automatic Data Processing, Inc.	2,462	748,571

The accompanying notes are an integral part of these financial statements.

Brady Corp. - Class A	687	$53,641
Cintas Corp.	3,566	748,967
Fastenal Co.	18,281	907,834
Paychex, Inc.	5,046	703,690
		3,162,703

Insurance - 4.3%
Arthur J. Gallagher & Co.	2,334	706,619
NMI Holdings, Inc.(a)	1,221	48,046
		754,665

Materials - 2.7%
AptarGroup, Inc.	1,071	149,158
Balchem Corp.	522	84,611
Royal Gold, Inc.	1,062	190,714
WD-40 Co.	220	47,529
		472,012

Media - 1.2%
Grab Holdings Ltd. - Class A(a)	39,972	199,460

Real Estate - 0.8%
Agree Realty Corp. - REIT	1,792	130,350

Retail & Wholesale - Discretionary - 3.1%
Tractor Supply Co.	8,646	533,977

Retail & Wholesale - Staples - 5.6%
BJ’s Wholesale Club Holdings, Inc.(a)	2,355	230,036
Costco Wholesale Corp.	784	739,563
		969,599

Software & Tech Services - 11.5%
Accenture PLC - Class A	2,500	649,925
Manhattan Associates, Inc.(a)	965	207,900
Oracle Corp.	4,771	1,078,866
SPS Commerce, Inc.(a)	603	66,511
		2,003,202

TOTAL COMMON STOCKS (Cost $17,277,955)		17,300,538

PURCHASED OPTIONS - 0.1%(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.1%
Arthur J. Gallagher & Co., Expiration: 9/19/2025; Exercise Price: $320.00	30,275	1	90
BJ’s Wholesale Club Holdings, Inc., Expiration: 9/19/2025; Exercise Price: $125.00	195,360	20	150
CME Group, Inc., Expiration: 9/19/2025; Exercise Price: $290.00	586,322	22	715
Fastenal Co., Expiration: 9/19/2025; Exercise Price: $52.50	134,082	27	540
Mini-SPX Index Options, Expiration: 9/5/2025; Exercise Price: $656.00	1,033,648	16	672
Oracle Corp., Expiration: 9/19/2025; Exercise Price: $300.00	859,294	38	2,375
Oracle Corp., Expiration: 9/19/2025; Exercise Price: $275.00	67,839	3	419

The accompanying notes are an integral part of these financial statements.

Tempus AI, Inc., Expiration: 9/19/2025; Exercise Price: $105.00	83,446	11	385
Tempus AI, Inc., Expiration: 9/19/2025; Exercise Price: $85.00	7,586	1	180
Tradeweb Markets, Inc., Expiration: 9/19/2025; Exercise Price: $140.00	185,040	15	262
Viking Therapeutics, Inc., Expiration: 9/19/2025; Exercise Price: $32.50	48,690	18	1,053
			6,841

TOTAL PURCHASED OPTIONS (Cost $17,589)			6,841

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%		Shares	Value
First American Government Obligations Fund - Class X, 4.23%(e)		197,491	197,491

TOTAL SHORT-TERM INVESTMENTS (Cost $197,491)			197,491

TOTAL INVESTMENTS - 100.8% (Cost $17,493,035)			$17,504,870
Liabilities in Excess of Other Assets - (0.8)%			(132,743)
TOTAL NET ASSETS - 100.0%			$17,372,127

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of these financial statements.

VistaShares Target 15 USA Quality Income ETF

Schedule of Written Options Contracts

August 31, 2025 (Unaudited)

	Notional
WRITTEN OPTIONS - (1.2)%(a)(b)	Amount	Contracts	Value
Call Options - (1.2)%
Accenture PLC, Expiration: 9/19/2025; Exercise Price: $267.50	$(77,991)	(3)	$(1,005)
Accenture PLC, Expiration: 9/19/2025; Exercise Price: $265.00	(493,943)	(19)	(8,265)
Accenture PLC, Expiration: 9/19/2025; Exercise Price: $260.00	(77,991)	(3)	(2,010)
Agree Realty Corp., Expiration: 9/19/2025; Exercise Price: $75.00	(123,658)	(17)	(425)
AMETEK, Inc., Expiration: 9/19/2025; Exercise Price: $190.00	(73,920)	(4)	(340)
AMETEK, Inc., Expiration: 9/19/2025; Exercise Price: $185.00	(609,840)	(33)	(9,075)
AptarGroup, Inc., Expiration: 9/19/2025; Exercise Price: $145.00	(139,270)	(10)	(1,600)
Arthur J. Gallagher & Co., Expiration: 9/19/2025; Exercise Price: $310.00	(60,550)	(2)	(655)
Arthur J. Gallagher & Co., Expiration: 9/19/2025; Exercise Price: $300.00	(635,775)	(21)	(15,750)
Automatic Data Processing, Inc., Expiration: 9/19/2025; Exercise Price: $310.00	(729,720)	(24)	(4,440)
Badger Meter, Inc., Expiration: 9/19/2025; Exercise Price: $200.00	(73,168)	(4)	(400)
Balchem Corp., Expiration: 9/19/2025; Exercise Price: $170.00	(64,836)	(4)	(510)
Balchem Corp., Expiration: 9/19/2025; Exercise Price: $165.00	(16,209)	(1)	(185)
BJ’s Wholesale Club Holdings, Inc., Expiration: 9/19/2025; Exercise Price: $105.00	(195,360)	(20)	(700)
BJ’s Wholesale Club Holdings, Inc., Expiration: 9/19/2025; Exercise Price: $100.00	(29,304)	(3)	(443)
Brady Corp., Expiration: 9/19/2025; Exercise Price: $80.00	(46,848)	(6)	(1,440)
Cintas Corp., Expiration: 9/19/2025; Exercise Price: $220.00	(231,033)	(11)	(743)
Cintas Corp., Expiration: 9/19/2025; Exercise Price: $212.50	(504,072)	(24)	(6,240)
CME Group, Inc., Expiration: 9/19/2025; Exercise Price: $280.00	(746,228)	(28)	(2,100)
Corpay, Inc., Expiration: 9/19/2025; Exercise Price: $340.00	(32,567)	(1)	(252)
Corpay, Inc., Expiration: 9/19/2025; Exercise Price: $330.00	(32,567)	(1)	(550)
Corpay, Inc., Expiration: 9/19/2025; Exercise Price: $320.00	(260,536)	(8)	(8,920)
Costco Wholesale Corp., Expiration: 9/19/2025; Exercise Price: $1,010.00	(660,324)	(7)	(1,645)
Donaldson Co., Inc., Expiration: 9/19/2025; Exercise Price: $80.00	(143,406)	(18)	(2,115)
FactSet Research Systems, Inc., Expiration: 9/19/2025; Exercise Price: $390.00	(223,992)	(6)	(2,430)
Fastenal Co., Expiration: 9/19/2025; Exercise Price: $50.00	(903,812)	(182)	(16,380)
Federated Hermes, Inc., Expiration: 9/19/2025; Exercise Price: $55.00	(63,720)	(12)	(450)
General Dynamics Corp., Expiration: 9/19/2025; Exercise Price: $327.50	(64,914)	(2)	(655)
General Dynamics Corp., Expiration: 9/19/2025; Exercise Price: $325.00	(843,882)	(26)	(11,570)
Grab Holdings Ltd., Expiration: 9/19/2025; Exercise Price: $5.50	(199,101)	(399)	(2,993)
Grand Canyon Education, Inc., Expiration: 9/19/2025; Exercise Price: $210.00	(80,628)	(4)	(310)
Illinois Tool Works, Inc., Expiration: 9/19/2025; Exercise Price: $270.00	(820,415)	(31)	(6,355)
Immunovant, Inc., Expiration: 9/19/2025; Exercise Price: $17.00	(14,690)	(10)	(200)
Immunovant, Inc., Expiration: 9/19/2025; Exercise Price: $16.00	(1,469)	(1)	(30)

The accompanying notes are an integral part of these financial statements.

Jack Henry & Associates, Inc., Expiration: 9/19/2025; Exercise Price: $175.00	$(146,934)	(9)	$(225)
Jack Henry & Associates, Inc., Expiration: 9/19/2025; Exercise Price: $170.00	(32,652)	(2)	(175)
Manhattan Associates, Inc., Expiration: 9/19/2025; Exercise Price: $220.00	(193,896)	(9)	(3,330)
MarketAxess Holdings, Inc., Expiration: 9/19/2025; Exercise Price: $195.00	(91,920)	(5)	(437)
Mastercard, Inc., Expiration: 9/19/2025; Exercise Price: $1,190.00	(2,857,392)	(12)	(13,290)
Mastercard, Inc., Expiration: 9/19/2025; Exercise Price: $605.00	(59,529)	(1)	(635)
Medpace Holdings, Inc., Expiration: 9/19/2025; Exercise Price: $490.00	(142,653)	(3)	(1,927)
Mini-SPX Index Options, Expiration: 9/5/2025; Exercise Price: $650.00	(1,033,648)	(16)	(3,304)
Oracle Corp., Expiration: 9/19/2025; Exercise Price: $280.00	(994,972)	(44)	(5,390)
Oracle Corp., Expiration: 9/19/2025; Exercise Price: $265.00	(67,839)	(3)	(665)
Paychex, Inc., Expiration: 9/19/2025; Exercise Price: $145.00	(41,836)	(3)	(217)
Paychex, Inc., Expiration: 9/19/2025; Exercise Price: $140.00	(655,439)	(47)	(12,103)
PJT Partners Inc., Expiration: 9/19/2025; Exercise Price: $185.00	(53,700)	(3)	(682)
Procter & Gamble Co., Expiration: 9/19/2025; Exercise Price: $160.00	(738,088)	(47)	(6,580)
Royal Gold, Inc., Expiration: 9/19/2025; Exercise Price: $185.00	(179,580)	(10)	(2,850)
SPS Commerce, Inc., Expiration: 9/19/2025; Exercise Price: $120.00	(66,180)	(6)	(825)
State Street Corp., Expiration: 9/19/2025; Exercise Price: $120.00	(517,365)	(45)	(4,050)
Tempus AI, Inc., Expiration: 9/19/2025; Exercise Price: $95.00	(83,446)	(11)	(660)
Tempus AI, Inc., Expiration: 9/19/2025; Exercise Price: $82.00	(7,586)	(1)	(253)
Tractor Supply Co., Expiration: 9/19/2025; Exercise Price: $65.00	(30,880)	(5)	(150)
Tractor Supply Co., Expiration: 9/19/2025; Exercise Price: $63.00	(55,584)	(9)	(765)
Tractor Supply Co., Expiration: 9/19/2025; Exercise Price: $62.00	(444,672)	(72)	(9,360)
Tradeweb Markets, Inc., Expiration: 9/19/2025; Exercise Price: $135.00	(222,048)	(18)	(675)
Tradeweb Markets, Inc., Expiration: 9/19/2025; Exercise Price: $130.00	(12,336)	(1)	(80)
Viking Therapeutics, Inc., Expiration: 9/19/2025; Exercise Price: $30.00	(48,690)	(18)	(1,656)
Visa, Inc., Expiration: 9/19/2025; Exercise Price: $705.00	(140,712)	(1)	(615)
Visa, Inc., Expiration: 9/19/2025; Exercise Price: $357.50	(35,178)	(1)	(380)
Visa, Inc., Expiration: 9/19/2025; Exercise Price: $355.00	(668,382)	(19)	(9,120)
WD-40 Co., Expiration: 9/19/2025; Exercise Price: $230.00	(43,208)	(2)	(205)
Western Union Co., Expiration: 9/19/2025; Exercise Price: $9.00	(45,951)	(53)	(530)
Zoetis, Inc., Expiration: 9/19/2025; Exercise Price: $160.00	(735,080)	(47)	(9,870)
			(202,185)

TOTAL WRITTEN OPTIONS (Premiums received $232,395)			(202,185)

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a) 100 shares per contract.

(b) Exchange-traded.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

August 31, 2025 (Unaudited)

	VistaShares Target 15 Berkshire Select Income ETF	VistaShares Target 15 USA Quality Income ETF
ASSETS:
Investments, at value (cost $460,900,245 and $17,493,035) (Note 2)	$482,683,351	$17,504,870
Deposit at broker for option contracts	4,198,972	56,798
Receivable for investments sold	1,612,276	9,471
Dividends receivable	729,519	10,500
Cash	79,998	4,760
Interest receivable	13,247	1,044
Total assets	489,317,363	17,587,773

LIABILITIES:
Securities sold short, at value (cost 116,124 and —)	115,492	—
Written option contracts, at value (cost $6,886,698 and $232,395)	8,117,413	202,185
Fund shares redeemed	1,465,215	—
Payable to adviser (Note 4)	360,369	11,822
Payable for investments purchased	151,527	1,309
Interest payable	720	—
Total liabilities	10,210,736	215,316
NET ASSETS	$479,106,627	$17,372,127

NET ASSETS CONSISTS OF:
Paid-in capital	$471,132,801	$17,686,345
Total distributable earnings/(accumulated losses)	7,973,826	(314,218)
Total Net Assets	$479,106,627	$17,372,127

Net assets	$479,106,627	$17,372,127
Shares issued and outstanding(a)	24,525,000	875,000
Net asset value per share	$19.54	$19.85

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended August 31, 2025

(Unaudited)

	VistaShares Target 15 Berkshire Select Income ETF(a)	VistaShares Target 15 USA Quality Income ETF(b)
INVESTMENT INCOME:
Dividend income	$2,034,488	$44,172
Interest income	26,467	2,062
Total investment income	2,060,955	46,234

EXPENSES:
Investment advisory fee (Note 4)	1,013,214	32,336
Interest expense	9,050	671
Total expenses	1,022,264	33,007
Net expenses	1,022,264	33,007
NET INVESTMENT INCOME (LOSS)	1,038,691	13,226

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,286,645	212,786
Written option contracts expired or closed	(890,360)	(13,762)
Redemption-in-kind	1,205,917	—
Net realized gain (loss)	4,602,202	199,024
Net change in unrealized appreciation (depreciation) on:
Investments	21,783,106	11,835
Securities sold short	632	—
Written option contracts	(1,230,715)	30,210
Net change in unrealized appreciation (depreciation)	20,553,023	42,045
Net realized and unrealized gain (loss)	25,155,225	241,069
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,193,916	$254,296

(a)	Inception date of the Fund was March 4, 2025.

(b)	Inception date of the Fund was May 5, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	VistaShares Target 15 Berkshire Select Income ETF(a)	VistaShares Target 15 USA Quality Income ETF(b)
	For the Period Ended August 31, 2025 (Unaudited)	For the Period Ended August 31, 2025 (Unaudited)
OPERATIONS:
Net investment income (loss)	$1,038,691	$13,227
Net realized gain (loss)	4,602,202	199,024
Net change in unrealized appreciation (depreciation)	20,553,023	42,045
Net increase (decrease) in net assets resulting from operations	26,193,916	254,296

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,038,691)	(13,226)
Return of capital	(17,181,399)	(555,288)
Total distributions to shareholders	(18,220,090)	(568,514)

CAPITAL TRANSACTIONS:
Subscriptions	481,844,974	17,685,903
Redemptions	(10,737,837)	—
ETF transaction fees (Note 9)	25,664	442
Net increase (decrease) in net assets from capital transactions	471,132,801	17,686,345

NET INCREASE (DECREASE) IN NET ASSETS	479,106,627	17,372,127

NET ASSETS:
Beginning of the period	—	—
End of the period	$479,106,627	$17,372,127

SHARES TRANSACTIONS
Subscriptions	25,075,000	875,000
Redemptions	(550,000)	—
Total increase (decrease) in shares outstanding	24,525,000	875,000

(a)	Inception date of the Fund was March 4, 2025.

(b)	Inception date of the Fund was May 5, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

VistaShares Target 15 Berkshire Select Income ETF
Period Ended August 31, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.09
Net realized and unrealized gain (loss)(c)	0.91
Total from investment operations	1.00

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)
Return of capital	(1.37)
Total distributions	(1.46)

ETF transaction fees per share	0.00 (d)
Net asset value, end of period	$19.54

TOTAL RETURN(e)
5.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$479,107
Ratio of expenses to average net assets(f)	0.96%
Ratio of dividend and interest expense on written options to average net assets(f)	0.01%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on
written options(f)	0.95%
Ratio of net investment income to average net assets(f)	0.97%
Portfolio turnover rate(e)(g)	51%

(a)	Inception date of the Fund was March 4, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

VistaShares Target 15 USA Quality Income ETF
Period Ended August 31, 2025(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.03
Net realized and unrealized gain (loss)(c)	0.83
Total from investment operations	0.86

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)
Return of capital	(0.99)
Total distributions	(1.01)

ETF transaction fees per share	0.00 (d)
Net asset value, end of period	$19.85

TOTAL RETURN(e)
4.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,372
Ratio of expenses to average net assets(f)	0.96%
Ratio of dividend and interest expense on written options to average net assets(f)	0.02%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on
written options(f)	0.94%
Ratio of net investment income to average net assets(f)	0.39%
Portfolio turnover rate(e)(g)	106%

(a)	Inception date of the Fund was May 5, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

August 31, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

The VistaShares Target 15 Berkshire Select Income ETF (the “OMAH ETF”) and the VistaShares Target 15 USA Quality Income ETF (the “QUSA ETF”) are each non-diversified series of shares (each, a “Fund,” and collectively, the “Funds”) of beneficial interest of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and VistaShares Advisors LLC (a “Sub-Adviser” or “VistaShares”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The VistaShares Target 15 Berkshire Select Income ETF commenced operations on March 4, 2024 and the VistaShares Target 15 USA Quality Income ETF commenced operations on May 5, 2025.

The investment objective of each Fund is to seek income. The secondary investment objective of each Fund is to seek long term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements

August 31, 2025 (Unaudited)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund's investments as of August 31, 2025:

OMAH ETF
	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$481,591,118	$–		$–	$481,591,118
Purchased Options	–	801,090		–	801,090
Money Market Funds	$291,143	$–	$		291,143
Total Investments	$481,882,261	$801,090		$–	$482,683,351
Liabilities:
Investments:				–
Common Stocks	(115,492)	–		–	(115,492)
Total Investments	$(115,492)	$–		$–	$(115,492)
Liabilities:
Other Financial Instruments:(a)				–
Written Options	–	(8,117,413)		–	(8,117,413)
Total Other Financial Instruments	$–	$(8,117,413)		$–	$(8,117,413)

Notes to Financial Statements

August 31, 2025 (Unaudited)

QUSA ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$17,300,538	$–	$–	$17,300,538
Purchased Options	–	6,841	–	6,841
Money Market Funds	197,491	–	–	197,491
Total Investments	$17,498,029	$6,841	$–	$17,504,870
Liabilities:
Other Financial Instruments:(a)
Written Options	–	(202,185)	–	(202,185)
Total Other Financial Instruments	$–	$(202,185)	$–	$(202,185)

(a)	The fair value of the Fund's other financial instruments represents the net unrealized appreciation (depreciation) as of August 31, 2025.

Refer to the Schedules of Investments for further disaggregation of investment categories.

Derivatives Transactions - Pursuant to Rule 18f -4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f- 4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Short Sales - Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Funds may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Funds to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Funds. The Funds' investment performance may also suffer if the Funds are required to close out a short position earlier than it had intended. Each Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. The Funds will be required to pledge their liquid assets to the broker to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Funds' need for immediate cash or other liquidity. In addition, the Funds may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with each Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Funds to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of each Fund.

Derivatives Instruments - As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style

Notes to Financial Statements

August 31, 2025 (Unaudited)

options) .. Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less

Notes to Financial Statements

August 31, 2025 (Unaudited)

than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended August 31, 2025, the Funds’ monthly average notional amounts are as follows:

	Average Notional Amount
Fund:	Purchased Options	Written Options
OMAH ETF	$97,128,758	$(257,730,082)
QUSA ETF	3,060,439	(12,172,076)

Statements of Assets and Liabilities

Fair Value of derivative instruments as of August 31, 2025:

	Asset Derivatives		Liability Derivatives
Fund:	Instrument	Balance Sheet	Instrument	Balance Sheet
	Investments, at value		Written options contracts, at value
OMAH ETF	Purchased Options	$801,090	Written Options	$(115,492)
QUSA ETF	Purchased Options	6,841	Written Options	(202,185)

Notes to Financial Statements

August 31, 2025 (Unaudited)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended August 31, 2025:

	Realized		Change in Unrealized
Fund:	Instrument	Location	Instrument	Location
	Net realized gain (loss) from investments		Net change in unrealized appreciation (depreciation) on investments
OMAH ETF	Purchased Options	$2,632,049	Purchased Options	$150,913
	Written Options	(890,360)	Written Options	(1,230,715)
QUSA ETF	Purchased Options	(12,850)	Purchased Options	(10,748)
	Written Options	(13,762)	Written Options	30,210

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of August 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the

Notes to Financial Statements

August 31, 2025 (Unaudited)

property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Counterparty Risk. The Funds are subject to counterparty risk by virtue of their investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Funds’ counterparties are clearing houses rather than banks or brokers. Since the Funds are not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the names of the clearing members’ individual customers. As a result, assets deposited by the Funds with any clearing members as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Funds’ clearing members. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Funds might not be fully protected in the event of the clearing member’s bankruptcy, as the Funds would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members’ customers for the relevant account class. The Funds are also subject to the risk that a limited number of clearing members are willing to

Notes to Financial Statements

August 31, 2025 (Unaudited)

transact on the Funds’ behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Funds could lose some or all of the benefits of transactions entered into by the Funds with the clearing member. If the Funds cannot find a clearing member to transact with on their behalf, the Funds may be unable to effectively implement their investment strategies.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Funds’ investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Funds’ other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Funds use derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Funds from achieving their investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Funds to losses in excess of those amounts initially invested. In addition, the Funds’ investments in derivatives are subject to the following risks:

●	Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instruments, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility of the reference assets, the time remaining until the expiration of the option contract and economic events. For the Funds in particular, the values of the options contracts in which they invest are substantially influenced by the values of the relevant Underlying Securities. The Funds may experience substantial downside from specific option positions and certain option positions held by the Funds may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration dates. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instruments, and there may at times not be a liquid secondary market for certain options contracts. The values of the options held by the Funds will be determined based on market quotations or other recognized pricing methods. Additionally, as the Funds intend to continuously maintain indirect exposure to one or more of the Underlying Securities through the use of options contracts, as the options contracts they holds are exercised or expire they will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Funds may experience losses.

Index / Strategy Risks (OMAH ETF Only). The Index’s holdings are derived from publicly available data, which may be delayed relative to the then- current portfolio of Berkshire Hathaway. Consequently, the Fund’s holdings, which are based on the Index, may not accurately reflect Berkshire Hathaway’s most recent publicly-disclosed investment positions and may deviate substantially from its actual current portfolio. The equity securities represented in the Index are subject to a range of risks, including, but not limited to, fluctuations in market conditions, increased competition, and evolving regulatory environments, all of which could adversely affect their performance. Moreover, while the Fund seeks to incorporate aspects of Berkshire Hathaway’s investment philosophy, past performance of the companies included in the Index does not guarantee future results. There is no assurance that these companies will deliver positive performance or generate long-term capital appreciation.

Notes to Financial Statements

August 31, 2025 (Unaudited)

In addition, the Index includes an approximately 10% allocation to Berkshire Hathaway’s class B shares (BRK.B). Investing in BRK.B through the Fund presents several risks. Fund investors have no direct ownership in Berkshire Hathaway and lack voting rights or influence over corporate decisions, while remaining exposed to fluctuations in BRK.B’s stock price. Public perception and other factors outside of the control of Berkshire Hathaway may additionally impact BRK.B’s stock price due to Berkshire Hathaway garnering a disproportionate degree of public attention, regardless of actual operating performance. Additionally, Berkshire Hathaway’s performance may not meet expectations due to inaccurate projections or unforeseen challenges, and as part of the diversified financial services industry, BRK.B is exposed to broader economic risks, regulatory changes, and market competition.

Quality Style Investing Risks (QUSA ETF Only). Securities included in the Fund’s Equity Strategy are deemed by VistaShares to be quality stocks, but there is no guarantee that the past performance of these stocks will continue. Companies that issue these stocks may experience a decline in value, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker -dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
OMAH ETF	0.95%
QUSA ETF	0.95%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are

Notes to Financial Statements

August 31, 2025 (Unaudited)

paid monthly to the Adviser. Investment Advisory Fees for the period ended August 31, 2025 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub- Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds' portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the Funds' average daily net assets. The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub -Adviser the profits, if any, generated by the Funds' Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds' custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of the Funds' Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b- 1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Notes to Financial Statements

August 31, 2025 (Unaudited)

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Principal Financial Officeris responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the periods ended August 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
OMAH ETF	$79,801,346	$6,732,883
QUSA ETF	89,400,789	4,066,727

For the periods ended, there were no purchases or sales of long-term U.S. government securities.

For the periods ended, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
OMAH ETF	$491,861,777	$-
QUSA ETF	14,555,276	-

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the periods ended August 31, 2025. Differences between the tax cost of investments and the cost noted in the Schedules of Investments will be determined at fiscal year-end. During the periods ended August 31, 2025 (estimated), the tax character of distributions were as follows:

Distributions paid from:	OMAH ETF	QUSA ETF
Ordinary Income	$18,220,090	$568,514

Notes to Financial Statements

August 31, 2025 (Unaudited)

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of Shares, which have no front- end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund's investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The aggregate remuneration paid to the Registrant’s trustees, officers and others, if any, is included in Item 7 of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

VistaShares Target 15 Berkshire Select Income ETF, VistaShares Target 15 USA Quality Income ETF – Investment Advisory and Sub-Advisory Agreement Approval

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust III (the “Trust”) met at a meeting held on January 15, 2025 to consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the VistaShares Target 15 Berkshire Select Income ETF and the VistaShares Target 15 USA Quality Income ETF (the “Funds”), each a series of the Trust, and Tidal Investments LLC, the Funds’ investment adviser (the “Adviser”) and the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Funds, entered into between the Adviser and VistaShares Advisors (“VistaShares”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940), approved the Advisory Agreement for a one-year term.

3

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser; the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds..

The Board noted that because the Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for its services. The Board considered these fees in light of the services being provided. The Board determined that the proposed fees reflect an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board also considered that each Fund had a sponsor, who had agreed to assume payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser will pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

4

The Board also considered that the sub-advisory fees paid to the Sub-Adviser are paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from respective relationships with the respective Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

5

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

6

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 7, 2025

7